Series A Convertible Preferred Shares	12 Months Ended
Dec. 31, 2023
Series A Convertible Preferred Shares
Series A Convertible Preferred Shares
12.	Series A Convertible Preferred Shares

On November 27, 2023, the Company entered into a Securities Purchase Agreement with an institutional investor (the “Buyer”), pursuant to which the Company shall issue and sell to the Buyer up to 125,000 Series A Convertible Preferred Shares (the “Preferred Shares”) in three tranches at the price of US$1,000 for each Preferred Share. According to the Securities Purchase Agreement, the Company will issue 25,000 Preferred Shares (“First Tranche”) to the Buyer on the closing date of the First Tranche (“First Closing Date”). Upon the First Closing Date, the Company is obligated to issue a number of Preferred Shares (“Second Tranche”) that is not less than 25,000 and not more than 50,000 (the “Forward Contract Liabilities”). The closing of the third tranche of preferred shares financing (the “Third Tranche”), would be contingent upon mutual agreement between the Company and the Buyer. Neither the Company is obliged to sell nor the Buyer is obliged to purchase for the Third Tranche. In connection with the issuance of the Preferred Shares, the Company also should deliver 8,000,000 ADSs (120,000,000 Class A ordinary shares) collectively as pre-delivery shares (the “Pre-delivery Shares”) to the Buyer. The Pre-delivery Shares shall be returned to the Company when the Buyer does not hold any preferred shares.

The rights, preferences and privileges of the Series A Convertible Preferred Shares are as follows:

Conversion Rights

At any time after the issuance, the holder has the right to convert any portion of the outstanding and the unpaid Conversion Amount (the “Conversion Amount”, equals to US$1,072.80 per preferred share plus any accrued and unpaid dividends, and 15% p.a. late charges if any) into variable number of ADSs by dividing the difference of the conversion price less the issuance fee, where conversion price is the lower of (1) 120% of the Weighted Average Price of the ADSs on the trading day immediately preceding the applicable issuance date of the Series A Preferred Shares (i.e. a fixed monetary amount US$1.81); and (2) 92.5% of the lowest daily average market price over 5 days before conversion, as specified in the Securities Purchase Agreement.

Redemption Rights

The Company shall redeem the Preferred Shares remained outstanding on the Maturity Date in cash in an amount equal to 105% of the Conversion Amount. The Maturity Date is the date that is 12 months immediately following the issuance of the Preferred Shares, which may be extended at the option of the Buyer when certain events occur.

Voting Rights

No voting rights are carried by the Series A Preferred Shares.

Dividend Rights

The Buyer will be entitled to receive dividends in the same manner of Class A Ordinary Shares holders on a as converted basis.

Liquidation Preferences

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the Buyer shall be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its shareholders, an amount per Series A Preferred Share equal to the greater of (1) Conversion Amount and (2) the amount that would have been received had the Series A Preferred Shares been converted into the Class A ordinary shares issuable upon conversion of the Series A Preferred Shares immediately prior to liquidation event.

On December 11, 2023, the Company closed the First Tranche and issued 25,000 convertible Preferred Shares to the Buyer with total net proceeds of US$24,575. Concurrently, the Company also delivered 8,000,000 ADSs (120,000,000 Class A ordinary shares) collectively as pre-delivery shares (the “Pre-delivery Shares”) to the Buyer. As of December 31, 2023, all the Preferred Shares issued pursuant to the First Tranche were converted to 23,650,082 outstanding ADSs (354,751,230 Class A ordinary shares) at the conversion prices from $1.06 to $1.42, which are the lower of US$1.81 and 92.5% of the lowest daily average market price over 5 days before the conversion.

As the First Tranche of Preferred Shares, Forward Contract, Pre-delivery shares can be separately exercised, i.e. each can continue to exist unchanged when the other is exercised, the Company concluded that they were freestanding.

For the First Tranche, the Company had an unconditional obligation to issue variable number of the Preferred Shares, and the monetary value of the obligation is predominantly based on a fixed amount that is known at the inception. The Company classified the Preferred Shares as a liability, recorded initially at fair value upon issuance date, and remeasured at fair value with changes recognized in earnings.

The Forward Contract Liabilities are exercisable by the Buyer for the Second Tranche, so as to embody an obligation of the Company to repurchase the Company’s equity shares by transferring assets. In accordance with ASC 480, the Forward Contract Liabilities is accounted for as a liability, recorded initially at fair value upon issuance date, and remeasured to fair value at the end of each reporting period with changes recognized in earnings.

The Pre-delivery Shares are considered a form of stock borrowing facility and was accounted for as own-share lending arrangement. The Company did not receive any proceeds or pay any consideration related to the borrowed shares, except that the Company received a one-time nominal fee of US$6.00 upon the issuance of the Pre-delivery Shares and will pay the same amount to the Buyer upon the return of Pre-delivery Shares, respectively. As of December 31, 2023, no Pre-delivery Shares were returned to the Company. The Company accounted for the share lending arrangement as an issuance cost associated with the First Tranche, and recorded at fair value upon issuance date against additional paid-in capital. Although legally issued, the Pre-delivery Shares were not considered outstanding, and therefore excluded from basic and diluted earnings (loss) per share unless default of the share lending arrangement occurs, at which time the Pre-delivery Shares would be included in the basic and diluted earnings (loss) per share calculation.

The fair value of the First Tranche (US$44,421), Forward Contract Liabilities (US$38,842) and Pre-delivery Shares (US$511) upon issuance date in aggregate exceeded the net proceeds from the financing (US$24,575) by US$59,199, which was recognized as the excess of fair value of Series A Convertible Preferred Shares financing for the year ended December 31, 2023.

The fair value of the First Tranche upon the conversion dates was US$53,837, and the change in fair value of the First Tranche was US$9,416 for the year ended December 31, 2023. As of December 31, 2023, the Forward Contract Liabilities was not exercised by the Buyer and the Second Tranche was not closed.

The Company estimate the fair value of First Tranche and the Forward Purchase Liability using the Monte Carlo model, which involves significant assumptions including the risk-free interest rate, the expected volatility and expected bond yield. The Company classifies the valuation techniques that use these inputs as Level 3.

	Fair Value of First Tranche
		December 14, 2023 to
	December 11, 2023	December 21, 2023
	(issuance date)	(remeasurement dates)
Risk Free Rate	4.98%	4.69%-4.81%
Volatility	100.55%	96.00%-103.81%
Expected bond yield	7.83%	7.37%-7.48%

	Fair Value of Forward Contract Liability
	December 11, 2023
	(issuance date)	December 31, 2023
Discount Rate	4.98%	5.14%

The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair value of First Tranche and Forward Contract Liability.

The movement of Preferred Shares and Forward Contract Liability for the year ended December 31, 2023 consist of the followings:

		Forward Contract
	First Tranche	Liabilities
Beginning balance	—	—
Fair value upon issuance	44,421	38,842
Change in fair value	9,416	1,502
Conversion to outstanding ADSs	(53,837)	—
Ending balance	—	40,344